UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05554

Morgan Stanley California Tax-Free Daily Income Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York         10036

(Address of principal executive offices)        (Zip code)

Kevin Klingert

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 201-830-8894

Date of fiscal year end: December 31, 2012

Date of reporting period: March 31, 2012

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley California Tax-Free Daily Income Trust

Portfolio of Investments ¡ March 31, 2012 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
	Weekly Variable Rate Bonds (65.6%)
$ 8,600	Antelope Valley-East Kern Water Agency, CA, Ser 2008 A-2 COPs	0.15%	04/06/12	06/01/37	$8,600,000
	Bay Area Toll Authority, CA,
20,700	San Francisco Bay Area Toll Bridge 2006 Ser C-1	0.15	04/06/12	04/01/45	20,700,000
5,200	San Francisco Bay Area Toll Bridge 2007 Ser A-2	0.15	04/06/12	04/01/47	5,200,000
1,000	San Francisco Bay Area Toll Bridge 2009 Ser F-1 ROCs II-R Ser 11901	0.19	04/06/12	04/01/17	1,000,000
1,000	BB&T Municipal Trust, CA, California Department of Water Resources 2008 Subser AE Floater Certificates Ser 28	0.17	04/06/12	12/01/15	1,000,000
	California,
4,225	Ser 2005 A Subser A-1-1	0.15	04/06/12	05/01/40	4,225,000
20,000	Ser 2005 A Subser A-2-1	0.17	04/06/12	05/01/40	20,000,000
9,300	California Educational Facilities Authority, California Institute of Technology 2006 Ser A	0.14	04/06/12	10/01/36	9,300,000
3,500	California Enterprise Development Authority, Robert Louis Stevenson School Ser 2011	0.15	04/06/12	01/01/41	3,500,000
	California Health Facilities Financing Authority,
6,725	Catholic Healthcare West Ser 2011 B	0.17	04/06/12	03/01/47	6,725,000
5,975	Scripps Health Ser 2008 C	0.18	04/06/12	10/01/31	5,975,000
2,355	Scripps Health Ser 2008 F	0.14	04/06/12	10/01/31	2,355,000
2,340	Sisters of Charity of Leavenworth Health System Ser 2003	0.14	04/06/12	12/01/17	2,340,000
3,240	Sutter Health Ser 2011 B ROCs II-R Ser 11952	0.19	04/06/12	08/15/18	3,240,000
	California Infrastructure & Economic Development Bank,
11,600	American National Red Cross Ser 2008	0.15	04/06/12	09/01/34	11,600,000
2,500	Los Angeles SPCA Ser 2002 A	0.13	04/06/12	07/01/33	2,500,000
	California Statewide Communities Development Authority,
5,260	Kaiser Permanente Ser 2003 C	0.18	04/06/12	08/15/25	5,260,000
4,000	Kaiser Permanente Ser 2009 C-3	0.18	04/06/12	04/01/45	4,000,000
3,500	University of San Diego Ser 2005	0.16	04/06/12	10/01/45	3,500,000
3,660	Castaic Lake Water Agency, CA, Ser 1994 A COPs	0.17	04/06/12	08/01/20	3,660,000
	East Bay Municipal Utility District, CA,
7,570	Water System Sub Refg Ser 2008 A-1	0.14	04/06/12	06/01/38	7,570,000
5,300	Water System Sub Refg Ser 2008 A-2	0.13	04/06/12	06/01/38	5,300,000
1,500	Water System Subser 2007 A Eagle #20080018 Class A (AGM)	0.19	04/06/12	06/01/37	1,500,000
5,645	Eastern Municipal Water District, CA, Water & Sewer Ser 2008 E COPs	0.15	04/06/12	07/01/33	5,645,000
11,800	Long Beach, CA, Memorial Health Services Ser 1991	0.18	04/06/12	10/01/16	11,800,000
9,000	Los Angeles Community College District, CA, Ser 2009 A ROCs II-R Ser 11773	0.19	04/06/12	08/01/33	9,000,000
	Los Angeles Department of Water & Power, CA,
8,600	Power System 2001 Ser B Subser B-2	0.16	04/06/12	07/01/34	8,600,000
7,525	Power System 2002 Ser A Subser A-3	0.15	04/06/12	07/01/35	7,525,000
2,500	Power System 2002 Ser A Subser A-6	0.14	04/06/12	07/01/35	2,500,000
2,750	Power System 2002 Ser A Subser A-7	0.15	04/06/12	07/01/35	2,750,000
4,500	Water System 2001 Ser B Subser B-1	0.20	04/06/12	07/01/35	4,500,000
1,195	Los Angeles, CA, Wastewater System Subser 2008 C	0.17	04/06/12	06/01/28	1,195,000

Morgan Stanley California Tax-Free Daily Income Trust

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

	Metropolitan Water District of Southern California,
$ 10,075	Water 2008 Ser A-2	0.17%	04/06/12	07/01/37	$10,075,000
1,200	Water 2010 Ser A	0.13	04/06/12	10/01/29	1,200,000
2,000	Modesto, CA, Multifamily Housing Shadowbrook Apartments Ser 2001 A	0.19	04/06/12	05/15/31	2,000,000
3,200	Morgan Hill Redevelopment Agency, CA, Ojo de Agua Tax Allocation Ser 2008 A	0.16	04/06/12	09/01/33	3,200,000
	Newport Beach, CA,
11,795	Hoag Memorial Hospital Presbyterian Ser 2008 C	0.16	04/06/12	12/01/40	11,795,000
2,500	Hoag Memorial Hospital Presbyterian Ser 2008 E	0.17	04/06/12	12/01/40	2,500,000
11,140	Orange County Housing Authority, CA, Oasis Martinique Refg 1998 Issue I	0.16	04/06/12	06/15/28	11,140,000
7,100	Orange County, CA, WLCO LF Partners Issue G of 1998 Ser 3	0.17	04/06/12	11/15/28	7,100,000
8,400	Rancho Water District Financing Authority, CA, Ser 2008 B	0.15	04/06/12	08/15/31	8,400,000
2,000	RBC Municipal Products Trust, Inc., CA, Contra Costa Transportation Authority Sales Tax Ser 2010 Floater Certificates Ser E-17	0.19	04/06/12	03/01/34	2,000,000
15,000	Sacramento County Housing Authority, CA, Seasons at Winter 2004 Ser C-1 (AMT)	0.18	04/06/12	08/01/34	15,000,000
4,000	Sacramento Municipal Utility District, CA, Sub Electric Ser 2012 L	0.16	04/06/12	08/15/41	4,000,000
	San Diego County Regional Transportation Commission, CA,
11,000	Sales Tax 2008 Ser A	0.17	04/06/12	04/01/38	11,000,000
10,000	Sales Tax 2008 Ser B	0.16	04/06/12	04/01/38	10,000,000
6,600	San Francisco Airport Commission, CA, San Francisco International Airport Second Ser 2008 37C	0.16	04/06/12	05/01/29	6,600,000
9,900	San Francisco Bay Area Rapid Transit District, CA, Ser 2007 B Eagle #20070100 Class A	0.22	04/06/12	08/01/35	9,900,000
6,250	San Francisco City & County Airport Commission, CA, 2009 Second Ser 36-A	0.16	04/06/12	05/01/26	6,250,000
11,655	San Francisco City & County Finance Corporation, CA, Moscone Center Ser 2008-2	0.16	04/06/12	04/01/30	11,655,000
10,920	San Jose Financing Authority, CA, Civic Center Ser 2008 A	0.15	04/06/12	06/01/39	10,920,000
	Santa Clara Valley Transportation Authority, CA,
5,810	Sales Tax Ser 2008 A	0.13	04/06/12	06/01/26	5,810,000
4,440	Sales Tax Ser 2008 C	0.14	04/06/12	06/01/26	4,440,000
	Whittier, CA,
2,100	Presbyterian Intercommunity Hospital Ser 2009 B	0.16	04/06/12	06/01/36	2,100,000
8,700	Presbyterian Intercommunity Hospital Ser 2009 C	0.15	04/06/12	06/01/36	8,700,000

	Total Weekly Variable Rate Bonds (Cost $358,350,000)				358,350,000

	Daily Variable Rate Bonds (9.8%)
5,000	California, Ser 2003 A-3	0.17	04/02/12	05/01/33	5,000,000
5,010	California Infrastructure & Economic Development Bank, Pacific Gas & Electric 2009 Ser C	0.15	04/02/12	12/01/16	5,010,000
14,000	California Municipal Finance Authority, Chevron USA, Inc. Ser 2010 A	0.15	04/02/12	11/01/35	14,000,000
2,500	California Statewide Communities Development Authority, Chevron USA, Inc. Ser 2002	0.15	04/02/12	05/15/24	2,500,000
1,850	Irvine Assessment District No. 00-18, CA, Improvement Bond Act 1915	0.15	04/02/12	09/02/26	1,850,000
3,084	Irvine Assessment District No. 94-13, CA, Improvement Bond Act 1915	0.15	04/02/12	09/02/22	3,084,000

Morgan Stanley California Tax-Free Daily Income Trust

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

	JP Morgan Chase & Co., CA,
$ 11,500	Los Angeles Ser 2011 TRANs PUTTERs Ser 3930	0.20%	04/02/12	08/12/12	$11,500,000
6,495	Los Angeles Ser 2011 TRANs PUTTERs Ser 3931	0.20	04/02/12	08/12/12	6,495,000
4,035	Los Angeles Ser 2011 TRANs PUTTERs Ser 3965	0.20	04/02/12	08/12/12	4,035,000

	Total Daily Variable Rate Bonds (Cost $53,474,000)				53,474,000

		COUPON RATE	YIELD TO MATURITY ON DATE OF PURCHASE

	Commercial Paper (9.1%)
5,000	California Statewide Communities Development Authority, Kaiser Permanente Ser 2004 I	0.16%	0.16%	05/17/12	5,000,000
5,000	Golden Gate Bridge Highway & Transportation District, CA, Ser B	0.16	0.16	06/20/12	5,000,000
4,224	Los Angeles County Metropolitan Transportation Authority, CA, 2nd Sub Sales Tax Ser A	0.13	0.13	05/02/12	4,224,000
	Sacramento Municipal Utility District, CA,
5,000	Ser K-1	0.10	0.10	04/05/12	5,000,000
5,000	Ser L-1	0.14	0.14	04/19/12	5,000,000
2,500	Ser L-1	0.15	0.15	05/09/12	2,500,000
	San Diego County Water Authority, CA,
3,000	Ser 4	0.09	0.09	04/04/12	3,000,000
4,000	Ser 5	0.09	0.09	04/04/12	4,000,000
4,000	Ser 5	0.13	0.13	04/02/12	4,000,000
7,100	Ser 5	0.14	0.14	04/02/12	7,100,000
5,000	University of California Regents, Ser A	0.11	0.11	05/02/12	5,000,000

	Total Commercial Paper (Cost $49,824,000)				49,824,000

	Municipal Bonds & Notes (5.9%)
5,000	California, Ser 2011 A2 RANs, dtd 09/22/11	2.00	0.40	06/26/12	5,018,996
	California School Cash Reserve Program Authority,
3,690	2011-2012 Ser B, dtd 07/01/11	2.00	0.48	06/01/12	3,699,444
7,500	2011-2012 Ser F, dtd 07/01/11	2.00	0.43	06/01/12	7,519,832
3,000	2012 Ser P Senior, dtd 02/24/12	2.00	0.30	12/31/12	3,038,359
2,695	2012 Ser S, dtd 02/24/12	2.00	0.30	12/31/12	2,729,459
1,000	Los Angeles County Schools Pooled Financing Program, CA, Pooled 2011-2012 Ser B-2 TRANs, dtd 03/01/12	2.00	0.35	12/31/12	1,012,361
2,000	Oakland, CA, Ser 2011 TRANs, dtd 07/08/11	2.00	0.38	06/29/12	2,007,931
7,000	San Diego County & School Districts, CA, Ser 2011 B-2 TRANs, dtd 07/01/11	2.00	0.57	04/30/12	7,008,165

	Total Municipal Bonds & Notes (Cost $32,034,547)				32,034,547

		COUPON RATE (a)	DEMAND DATE (b)

	Put Option Bonds (6.0%)
10,000	California Statewide Communities Development Authority, Kaiser Permanente Ser 2009 E	0.48%	06/01/12	04/01/44	10,000,000
1,000	East Bay Municipal Utility District, CA, Wastewater System Ser 2011 A	0.19	02/01/13	06/01/38	1,000,000
6,000	Metropolitan Water District of Southern California, Water 2009 Ser A-1	0.19	10/08/12	07/01/30	6,000,000
3,000	RBC Municipal Products Trust, Inc., CA, Los Angeles County Metropolitan Transportation Authority Ser 2008-A Floater Certificates Ser E-24	0.23	04/02/12	07/01/31	3,000,000

Morgan Stanley California Tax-Free Daily Income Trust

Portfolio of Investments ¡ March 31, 2012 (unaudited) continued

$ 5,000	Rib Floater Credit Enhanced Trust, CA, California RANs Ser B-1 Trust Receipts Ser 2012 FR-2U	0.22%	05/22/12		06/28/12	$5,000,000
4,935	Riverside, CA, Water Ser 2011 A	0.26	06/04/12		10/01/35	4,935,000
3,000	Sonoma-Marin Area Rail Transit District, CA, Measure Q Sales Tax Ser 2011 A	1.00	01/10/13		03/01/29	3,000,130

	Total Put Option Bonds (Cost $32,935,130)					32,935,130

	Closed-End Investment Companies (4.1%)
6,000	BlackRock MuniYield California Fund, Inc., (MYC), VRDP Ser W-7 (AMT)	0.31	04/06/12		06/01/41	6,000,000
5,000	BlackRock MuniYield California Quality Fund, Inc., (MCA) VRDP Ser W-7 (AMT)	0.31	04/06/12		05/01/41	5,000,000
4,000	Nuveen California Municipal Market Opportunity Fund, Inc., VRDP Ser 1-498 (AMT)	0.33	04/06/12		03/01/40	4,000,000
2,000	Nuveen California Performance Plus Municipal Fund, Inc., VRDP Ser 1-810 (AMT)	0.31	04/06/12		12/01/40	2,000,000
5,000	Nuveen California Select Quality Municipal Fund, Inc., VRDP Ser 1-1589 (AMT)	0.31	04/06/12		08/01/40	5,000,000

	Total Closed-End Investment Companies (Cost $22,000,000)					22,000,000

	Total Investments (Cost $548,617,677) (c)			100.5%		548,617,677
	Liabilities in Excess of Other Assets			(0.5)		(2,578,933)

	Net Assets			100.0%		$546,038,744

AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
PUTTERS	Puttable Tax-Exempt Receipts.
RANs	Revenue Anticipation Notes.
ROCs	Reset Option Certificates.
TRANs	Tax and Revenue Anticipation Notes.
VRDP	Variable Rate Demand Preferred.
(a)	Rate shown is the rate in effect at March 31, 2012.
(b)	Date on which the principal amount can be recovered through demand.
(c)	Cost is the same for federal income tax purposes.

    Bond Insurance:

AGM	Assured Guaranty Municipal Corporation.

Morgan Stanley California Tax-Free Daily Income Trust

Notes to Portfolio of Investments ¡ March 31, 2012 (unaudited)

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. Investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities),

analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Assets:
Weekly Variable Rate Bonds	—	$358,350,000	—	$358,350,000
Daily Variable Rate Bonds	—	53,474,000	—	53,474,000
Commercial Paper	—	49,824,000	—	49,824,000
Municipal Bonds & Notes	—	32,034,547	—	32,034,547
Put Option Bonds	—	32,935,130	—	32,935,130
Closed-End Investment Companies	—	22,000,000	—	22,000,000
Total Assets	—	$548,617,677	—	$548,617,677

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2012, the Fund did not have any investments transfer between investment levels.

Item 2.     Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley California Tax-Free Daily Income Trust

/s/ Kevin Klingert

Kevin Klingert

Principal Executive Officer

May 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin Klingert

Kevin Klingert

Principal Executive Officer

May 22, 2012

/s/ Francis Smith

Francis Smith

Principal Financial Officer

May 22, 2012